PRODUCT REVENUE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Media Products [Member] USD ($)	Dec. 31, 2014 Media Products [Member] CNY	Dec. 31, 2013 Media Products [Member] CNY	Dec. 31, 2012 Media Products [Member] CNY	Dec. 31, 2014 General Merchandise [Member] USD ($)	Dec. 31, 2014 General Merchandise [Member] CNY	Dec. 31, 2013 General Merchandise [Member] CNY	Dec. 31, 2012 General Merchandise [Member] CNY
Revenues from External Customers and Long-Lived Assets [Line Items]
Product revenue	$ 1,230,611	7,635,450	6,045,573	5,020,803	$ 811,662	5,036,039	4,050,122	3,252,511	$ 418,949	2,599,411	1,995,451	1,768,292